FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Fair Value Measurements

NOTE 10—FAIR VALUE MEASUREMENTS:

Current accounting guidance defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Guidance requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. Guidance establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. Level 1 inputs include quoted prices for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and observable inputs such as interest rates, foreign currency exchange rates, commodity rates and yield curves. Level 3 inputs are not observable in the market and include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. The use of observable and unobservable inputs is reflected in the hierarchy assessment disclosed in the table below.

As of December 31, 2014 and 2013, the Company held certain financial assets that are required to be measured at fair value on a recurring basis. These include derivative hedging instruments related to the foreign currency forward contracts and purchase of certain raw materials, investments in trading securities and available for sale securities. The Company’s available for sale and trading securities principally consist of municipal bonds and mutual funds that are publicly traded.

The following tables present information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2014 and 2013, and indicate the fair value hierarchy and the valuation techniques utilized by the Company to determine such fair value:

	Estimated Fair Value December 31, 2014
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$100,108	$100,108	$—	$—
Available for sale securities	131,347	2,446	128,901	—
Foreign currency forward contracts	(1,939)	—	(1,939)	—
Commodity futures contracts, net	(737)	(737)	—	—
Trading securities	71,682	71,682	—	—
Total assets measured at fair value	$300,461	$173,499	$126,962	$—

	Estimated Fair Value December 31, 2013
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$88,283	$88,283	$—	$—
Available for sale securities	118,647	—	118,647	—
Foreign currency forward contracts	(684)	—	(684)	—
Commodity futures contracts, net	(130)	(130)	—	—
Trading securities	63,215	63,215	—	—
Total assets measured at fair value	$269,331	$151,368	$117,963	$—

Available for sale securities which utilize Level 2 inputs consist primarily of municipal and corporate bonds, which are valued based on quoted market prices or alternative pricing sources with reasonable levels of price transparency.

A summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of the Company’s investment portfolio by major security type is as follows:

	December 31, 2014
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Municipal bonds	$51,797	$51,804	$7	$—	$—
Corporate bonds	72,587	72,075	—	(512)	—
Government securities	2,450	2,446		(4)
Certificates of deposit	5,014	5,007		(7)
Mutual funds	20	15	—	(5)	—
	$131,868	$131,347	$7	$(528)	$—

	December 31, 2013
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Municipal bonds	$75,488	$75,622	$134	$—	$—
Corporate bonds	37,258	37,214	—	(44)	—
Certificates of deposit	5,796	5,794		(2)
Mutual funds	20	17	—	(3)	—
	$118,562	$118,647	$134	$(49)	$—

During the fourth quarter 2013, the Company sold its investment in Jefferson County Alabama Sewer Revenue Refunding Warrants for $10,840. This was an auction rate security (ARS) originally purchased for $13,550 in 2008 with an insurance-backed AAA rating. Because the Company recorded an other-than-temporary pre-tax impairment of $5,140 in 2008 on this ARS investment which resulted in a carrying value of $8,410 at that time, a net gain of $2,430 was recorded on this sale in fourth quarter 2013. Since recording this initial impairment in 2008, the Company has carried this ARS investment at its estimated fair value utilizing a valuation model with Level 3 inputs, as defined by guidance, and resulting changes in the market value since the original impairment charge in 2008 have been recorded as changes to accumulated other comprehensive income (loss) each year.

The fair value of the Company’s industrial revenue development bonds at December 31, 2014 and 2013 were valued using Level 2 inputs which approximates the carrying value of $7,500 for both periods. Interest rates on these bonds reset weekly based on current market conditions.